Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Bond	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Asset retirement obligation depreciation and accretion	$ 8,015,000	$ 8,682,000	$ 8,823,000
Liability reserve for insurance claims	48,256,000	48,061,000
Outstanding letters of credit	36,081,000
Surety bonds	375,561,000
Balance of top 5 surety bonds	$ 77,603,000
Group of bonds, amount | Bond	5
Percentage of top 5 surety bonds	21.00%
Due from affiliate	$ 12,710,000
Guarantee of affiliate's obligations	25,000,000			$ 15,500,000
Purchase commitments for property, plant and equipment	225,024,000
Capital expenditures	$ 79,345,000	83,748,000	$ 62,927,000
Percentage of employees represented in labor union	11.00%
Woodville
Commitments and Contingencies [Line Items]
Collective bargaining agreement expiration month year	2022-06
Magnesia Specialties
Commitments and Contingencies [Line Items]
Percentage of employees represented in labor union	100.00%
Collective bargaining agreement expiration month year	2019-08
Capital Addition Purchase Commitments
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	$ 118,664,000
Energy And Service Contracts
Commitments and Contingencies [Line Items]
Purchase commitments for property, plant and equipment	106,360,000
Interest-only loan
Commitments and Contingencies [Line Items]
Due from affiliate	$ 6,000,000
Maturity date	Dec. 31, 2022
Revolving Line Of Credit Expires In August 2015
Commitments and Contingencies [Line Items]
Line of credit maturity period	2020-03
Revolving Credit Facility
Commitments and Contingencies [Line Items]
Outstanding letters of credit	$ 2,301,000	$ 2,301,000